Related party transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related party transactions
Related party transactions
AerDragon
We provide accounting related services to, and guaranteed debt of AerDragon. We charged AerDragon a fee for these services of $0.5 million, $0.6 million and $0.5 million during the years ended December 31, 2017, 2016 and 2015, respectively. In addition, we received a dividend of $3.3 million, $1.7 million and $0.3 million from AerDragon during the years ended December 31, 2017, 2016 and 2015, respectively.
ACSAL
We provide aircraft asset and lease management services to ACSAL, for which we received a fee of $0.5 million, $0.5 million and $0.5 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, we received a dividend of $1.9 million, nil and nil from ACSAL during the years ended December 31, 2017, 2016 and 2015, respectively.
AerLift
We provide a variety of management services to, and guarantee certain debt of, AerLift, for which we received a fee of $1.8 million, $2.9 million and $2.8 million during the years ended December 31, 2017, 2016 and 2015, respectively. In addition, we received dividends of $3.0 million, $7.5 million and $2.3 million from AerLift during the years ended December 31, 2017, 2016 and 2015, respectively.